Segmentation of key figures (Details 7) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 11,764	$ 11,339	$ 22,870	$ 22,254
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			3.00%
Net sales, change in %, cc			8.00%
Change over period [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 425		$ 616
Net sales, change in %	4.00%
Net sales, change in %, cc	8.00%
Sandoz [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,438	2,463	$ 4,764	4,980
Sandoz [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(4.00%)
Net sales, change in %, cc			1.00%
Sandoz [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)
Net sales, change in %, cc	3.00%
Sandoz [member] | Retail Generics [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,903	1,955	$ 3,753	3,997
Sandoz [member] | Retail Generics [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(6.00%)
Net sales, change in %, cc			(1.00%)
Sandoz [member] | Retail Generics [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)
Net sales, change in %, cc	2.00%
Sandoz [member] | Biopharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 401	363	$ 752	698
Sandoz [member] | Biopharmaceuticals [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			8.00%
Net sales, change in %, cc			14.00%
Sandoz [member] | Biopharmaceuticals [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%
Net sales, change in %, cc	16.00%
Sandoz [member] | Anti Infectives [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 134	145	$ 259	285
Sandoz [member] | Anti Infectives [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %			(9.00%)
Net sales, change in %, cc			(5.00%)
Sandoz [member] | Anti Infectives [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)
Net sales, change in %, cc	(4.00%)
Sandoz [member] | Anti Infectives [member] | Anti Infectives sold under Sandoz name [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 186	$ 187	$ 390	$ 417